JPMorgan U.S. Value Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.4%
Aerospace & Defense — 4.2%
General Dynamics Corp.	259	59,052
Northrop Grumman Corp.	86	39,803
Raytheon Technologies Corp.	744	72,895
		171,750
Air Freight & Logistics — 1.6%
United Parcel Service, Inc., Class B	336	65,178
Banks — 6.9%
Bank of America Corp.	1,972	56,410
Citigroup, Inc.	376	17,617
Citizens Financial Group, Inc.	446	13,551
M&T Bank Corp.	170	20,304
PNC Financial Services Group, Inc. (The)	263	33,480
Truist Financial Corp.	844	28,774
US Bancorp	861	31,031
Wells Fargo & Co.	2,288	85,509
		286,676
Beverages — 1.4%
Monster Beverage Corp. *	401	21,634
PepsiCo, Inc.	189	34,463
		56,097
Biotechnology — 3.7%
AbbVie, Inc.	443	70,566
Amgen, Inc.	100	24,125
Biogen, Inc. *	33	9,164
Vertex Pharmaceuticals, Inc. *	151	47,609
		151,464
Capital Markets — 6.6%
BlackRock, Inc.	113	75,263
Charles Schwab Corp. (The)	505	26,459
Goldman Sachs Group, Inc. (The)	141	46,031
Morgan Stanley	849	74,561
S&P Global, Inc.	78	27,040
T. Rowe Price Group, Inc.	207	23,347
		272,701
Chemicals — 3.5%
Air Products and Chemicals, Inc.	264	75,766
Axalta Coating Systems Ltd. *	2,246	68,024
		143,790
Commercial Services & Supplies — 0.9%
Republic Services, Inc.	287	38,823
Construction Materials — 1.1%
Vulcan Materials Co.	270	46,386

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Finance — 1.7%
American Express Co.	274	45,190
Capital One Financial Corp.	271	26,084
		71,274
Consumer Staples Distribution & Retail — 2.0%
Dollar General Corp.	174	36,577
Walmart, Inc.	320	47,187
		83,764
Containers & Packaging — 0.5%
Ball Corp.	392	21,621
Electric Utilities — 2.3%
Entergy Corp.	135	14,583
NextEra Energy, Inc.	562	43,332
Xcel Energy, Inc.	566	38,147
		96,062
Electrical Equipment — 1.1%
Eaton Corp. plc	261	44,715
Entertainment — 0.3%
Walt Disney Co. (The) *	140	14,000
Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B *	258	79,652
Food Products — 1.1%
Mondelez International, Inc., Class A	630	43,941
Ground Transportation — 1.0%
CSX Corp.	1,335	39,976
Health Care Equipment & Supplies — 3.7%
Becton Dickinson & Co.	134	33,259
Boston Scientific Corp. *	936	46,828
Medtronic plc	488	39,314
Zimmer Biomet Holdings, Inc.	254	32,813
		152,214
Health Care Providers & Services — 5.0%
Cigna Group (The)	147	37,601
Elevance Health, Inc.	81	37,402
Humana, Inc.	93	45,234
UnitedHealth Group, Inc.	156	73,444
Universal Health Services, Inc., Class B	91	11,508
		205,189
Health Care REITs — 0.4%
Ventas, Inc.	388	16,817
Hotel & Resort REITs — 0.5%
Host Hotels & Resorts, Inc.	1,239	20,427

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc. *	15	38,635
McDonald's Corp.	157	43,921
		82,556
Household Durables — 0.3%
Newell Brands, Inc.	974	12,115
Household Products — 1.2%
Procter & Gamble Co. (The)	343	50,921
Insurance — 4.0%
Chubb Ltd.	207	40,240
Hartford Financial Services Group, Inc. (The)	546	38,083
Loews Corp.	333	19,346
Marsh & McLennan Cos., Inc.	127	21,140
MetLife, Inc.	516	29,887
Prudential Financial, Inc.	192	15,847
		164,543
Interactive Media & Services — 3.3%
Alphabet, Inc., Class C *	462	48,057
Meta Platforms, Inc., Class A *	409	86,700
		134,757
IT Services — 0.6%
International Business Machines Corp.	200	26,177
Machinery — 2.2%
Dover Corp.	424	64,486
Parker-Hannifin Corp.	83	27,859
		92,345
Media — 1.3%
Comcast Corp., Class A	1,412	53,538
Multi-Utilities — 1.9%
CMS Energy Corp.	724	44,416
Public Service Enterprise Group, Inc.	563	35,182
		79,598
Oil, Gas & Consumable Fuels — 8.2%
Chevron Corp.	420	68,486
ConocoPhillips	965	95,790
EOG Resources, Inc.	552	63,298
Exxon Mobil Corp.	1,029	112,818
		340,392
Passenger Airlines — 0.7%
Southwest Airlines Co.	919	29,908
Pharmaceuticals — 5.5%
Bristol-Myers Squibb Co.	1,249	86,534
Eli Lilly & Co.	83	28,610
Johnson & Johnson	434	67,310

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — continued
Merck & Co., Inc.	145	15,377
Pfizer, Inc.	718	29,294
		227,125
Residential REITs — 0.3%
AvalonBay Communities, Inc.	76	12,793
Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc. *	249	24,428
Analog Devices, Inc.	365	72,092
Lam Research Corp.	13	6,691
NXP Semiconductors NV (China)	338	63,000
Texas Instruments, Inc.	278	51,721
		217,932
Software — 1.2%
Microsoft Corp.	179	51,710
Specialty Retail — 5.5%
AutoZone, Inc. *	18	44,406
Home Depot, Inc. (The)	162	47,704
Lowe's Cos., Inc.	217	43,414
O'Reilly Automotive, Inc. *	37	31,200
TJX Cos., Inc. (The)	765	59,981
		226,705
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.	107	17,708
Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	361	44,219
Tobacco — 1.4%
Philip Morris International, Inc.	580	56,409
Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc. *	160	23,162
Total Common Stocks (Cost $3,548,156)		4,067,130
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b) (Cost $60,643)	60,637	60,655
Total Investments — 99.8% (Cost $3,608,799)		4,127,785
Other Assets Less Liabilities — 0.2%		6,638
NET ASSETS — 100.0%		4,134,423

Percentages indicated are based on net assets.

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,127,785	$—	$—	$4,127,785

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b)	$76,411	$1,176,675	$1,192,446	$9	$6	$60,655	60,637	$3,224	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.